UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Core Equity Fund

11/30/09
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09

Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace – 2.8%
Goodrich Corp.	67,790	$4,022,648
Honeywell International, Inc.	46,410	1,785,393
Lockheed Martin Corp.	71,360	5,511,133
Precision Castparts Corp.	27,890	2,891,635
United Technologies Corp.	114,600	7,705,704

		$21,916,513

Airlines – 0.1%
Copa Holdings S.A., “A”	18,370	$915,377

Alcoholic Beverages – 0.2%
Boston Beer Co., Inc., “A” (a)	41,290	$1,737,896

Apparel Manufacturers – 0.8%
NIKE, Inc., “B”	99,850	$6,479,267

Biotechnology – 1.8%
Amgen, Inc. (a)	103,940	$5,857,019
Genzyme Corp. (a)	132,811	6,733,518
Gilead Sciences, Inc. (a)	33,530	1,544,057

		$14,134,594

Broadcasting – 1.5%
CBS Corp., “B”	121,130	$1,551,675
Discovery Communications, Inc., “A” (a)	60,340	1,927,863
Time Warner, Inc. (w)	119,656	3,416,179
Walt Disney Co.	162,350	4,906,217

		$11,801,934

Brokerage & Asset Managers – 1.5%
Affiliated Managers Group, Inc. (a)	23,474	$1,530,740
Charles Schwab Corp.	77,450	1,419,659
CME Group, Inc.	11,770	3,863,267
GFI Group, Inc.	419,290	2,037,749
Invesco Ltd.	105,000	2,336,250
MarketAxess Holdings, Inc.	65,810	819,335

		$12,007,000

Business Services – 1.7%
Accenture Ltd., “A”	103,630	$4,252,975
Dun & Bradstreet Corp.	39,900	3,135,741
MasterCard, Inc., “A”	15,820	3,810,405
Western Union Co.	139,250	2,569,163

		$13,768,284

Cable TV – 1.0%
Comcast Corp., “Special A”	124,310	$1,716,721
DIRECTV Group, Inc. (a)	128,630	4,068,567
Time Warner Cable, Inc.	51,716	2,166,383

		$7,951,671

Chemicals – 1.6%
Celanese Corp.	146,920	$4,372,339
Monsanto Co.	103,050	8,321,288

		$12,693,627

Computer Software – 3.9%
Adobe Systems, Inc. (a)	283,320	$9,938,866
MicroStrategy, Inc., “A” (a)	133,460	11,687,092
Oracle Corp.	433,550	9,572,784

		$31,198,742

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 5.1%
Apple, Inc. (a)	88,360	$17,664,048
Compellent Technologies, Inc. (a)	121,420	2,521,893
Dell, Inc. (a)	632,170	8,926,240
Hewlett-Packard Co.	233,020	11,431,961

		$40,544,142

Construction – 0.5%
Lennar Corp., “A”	175,560	$2,224,345
Sherwin-Williams Co.	29,470	1,792,955

		$4,017,300

Consumer Products – 2.6%
Church & Dwight Co., Inc.	24,850	$1,467,144
Kimberly-Clark Corp.	65,590	4,326,972
Procter & Gamble Co.	235,990	14,713,977

		$20,508,093

Consumer Services – 0.8%
Apollo Group, Inc., “A” (a)	21,300	$1,215,591
Capella Education Co. (a)	9,736	693,982
Priceline.com, Inc. (a)	8,840	1,892,821
Strayer Education, Inc.	14,740	2,911,150

		$6,713,544

Containers – 0.3%
Owens-Illinois, Inc. (a)	73,430	$2,296,156

Electrical Equipment – 2.4%
AMETEK, Inc.	106,490	$3,893,274
Danaher Corp.	143,470	10,174,892
Rockwell Automation, Inc.	68,780	2,991,242
Tyco Electronics Ltd.	76,420	1,773,708

		$18,833,116

Electronics – 3.9%
First Solar, Inc. (a)(l)	8,420	$1,002,906
Flextronics International Ltd. (a)	538,065	3,804,120
Hittite Microwave Corp. (a)	80,330	3,030,048
Intel Corp.	627,600	12,049,920
Marvell Technology Group Ltd. (a)	233,380	3,598,720
National Semiconductor Corp.	315,180	4,601,628
Silicon Laboratories, Inc. (a)	28,390	1,198,910
Tessera Technologies, Inc. (a)	61,760	1,461,859

		$30,748,111

Energy - Independent – 3.9%
Anadarko Petroleum Corp.	60,600	$3,607,518
Apache Corp.	71,450	6,807,756
CONSOL Energy, Inc.	33,140	1,521,789
Denbury Resources, Inc. (a)	91,220	1,210,489
Energen Corp.	49,710	2,162,385
Nexen, Inc.	160,660	3,779,788
Noble Energy, Inc.	47,100	3,073,275
Occidental Petroleum Corp.	81,850	6,612,662
XTO Energy, Inc.	57,250	2,429,690

		$31,205,352

Energy - Integrated – 5.0%
Chevron Corp.	210,190	$16,403,228
Exxon Mobil Corp. (s)	193,062	14,493,164
Hess Corp.	67,020	3,884,479

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – continued
Marathon Oil Corp.	103,450	$3,374,539
Suncor Energy, Inc.	54,060	1,957,513

		$40,112,923

Engineering - Construction – 0.7%
Fluor Corp.	93,010	$3,951,065
North American Energy Partners, Inc. (a)	223,900	1,428,482

		$5,379,547

Food & Beverages – 3.7%
General Mills, Inc.	129,300	$8,792,400
J.M. Smucker Co.	54,170	3,200,364
Kellogg Co.	126,950	6,675,031
PepsiCo, Inc. (s)	178,639	11,114,919

		$29,782,714

Food & Drug Stores – 0.9%
Kroger Co.	83,910	$1,908,113
Walgreen Co.	132,310	5,145,536

		$7,053,649

Gaming & Lodging – 0.7%
International Game Technology	91,680	$1,731,835
Las Vegas Sands Corp. (a)	77,230	1,183,164
Royal Caribbean Cruises Ltd. (a)	75,100	1,845,207
Starwood Hotels & Resorts Worldwide, Inc.	25,890	828,998

		$5,589,204

General Merchandise – 2.6%
Dollar General Corp. (a)	132,960	$3,058,080
Target Corp.	181,940	8,471,126
Wal-Mart Stores, Inc.	166,360	9,074,938

		$20,604,144

Health Maintenance Organizations – 0.5%
WellPoint, Inc. (a)	73,540	$3,973,366

Insurance – 3.2%
ACE Ltd.	23,860	$1,162,221
Allied World Assurance Co. Holdings Ltd.	111,400	5,323,806
Chubb Corp.	35,600	1,784,984
Hartford Financial Services Group, Inc.	192,100	4,698,766
MetLife, Inc.	156,120	5,337,743
Prudential Financial, Inc.	39,760	1,982,036
Travelers Cos., Inc.	51,900	2,719,041
Verisk Analytics, Inc. (a)	80,090	2,155,222

		$25,163,819

Internet – 1.9%
AOL, Inc. (a)(w)	10,877	$267,574
Google, Inc., “A” (a)	24,780	14,446,740

		$14,714,314

Machinery & Tools – 0.5%
Gardner Denver, Inc.	71,180	$2,664,267
RTI International Metals, Inc. (a)	71,370	1,413,840

		$4,078,107

Major Banks – 6.9%
Bank of America Corp.	864,610	$13,704,069
Bank of New York Mellon Corp.	133,618	3,559,584
Goldman Sachs Group, Inc.	56,890	9,651,957

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
JPMorgan Chase & Co. (s)	390,470	$16,591,070
Regions Financial Corp.	459,000	2,689,740
State Street Corp.	107,850	4,454,205
SunTrust Banks, Inc.	168,110	3,972,439

		$54,623,064

Medical & Health Technology & Services – 1.5%
DaVita, Inc. (a)	56,940	$3,373,126
Express Scripts, Inc. (a)	43,540	3,735,732
Laboratory Corp. of America Holdings (a)	44,900	3,275,904
VCA Antech, Inc. (a)	58,710	1,330,956

		$11,715,718

Medical Equipment – 3.2%
Becton, Dickinson & Co.	56,400	$4,218,720
Covidien PLC	29,010	1,358,248
Medtronic, Inc.	102,150	4,335,246
NxStage Medical, Inc. (a)	153,000	1,035,810
NxStage Medical, Inc. (a)(z)	342,400	2,318,048
St. Jude Medical, Inc. (a)	117,330	4,307,184
Thermo Fisher Scientific, Inc. (a)	107,880	5,095,172
Waters Corp. (a)	46,100	2,709,758

		$25,378,186

Metals & Mining – 0.6%
Cameco Corp.	35,950	$1,035,360
Cliffs Natural Resources, Inc.	42,700	1,881,362
Steel Dynamics, Inc.	129,930	2,198,416

		$5,115,138

Natural Gas - Distribution – 0.6%
EQT Corp.	55,630	$2,289,175
South Jersey Industries, Inc.	65,910	2,376,715

		$4,665,890

Network & Telecom – 1.9%
Cisco Systems, Inc. (a)	483,510	$11,314,134
Juniper Networks, Inc. (a)	100,870	2,635,733
Polycom, Inc. (a)	46,660	1,005,990

		$14,955,857

Oil Services – 1.9%
Exterran Holdings, Inc. (a)	138,010	$2,891,310
Halliburton Co.	189,600	5,566,656
Helmerich & Payne, Inc.	17,790	668,015
Noble Corp.	99,540	4,111,997
Weatherford International Ltd. (a)	97,050	1,620,735

		$14,858,713

Other Banks & Diversified Financials – 1.2%
American Express Co.	51,560	$2,156,755
Euro Dekania Ltd. (a)(z)	580,280	923,599
NewAlliance Bancshares, Inc.	212,470	2,502,897
Ocwen Financial Corp. (a)	208,660	1,944,711
TCF Financial Corp.	147,050	1,932,237

		$9,460,199

Personal Computers & Peripherals – 0.4%
Nuance Communications, Inc. (a)	213,240	$3,239,116

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 6.2%
Abbott Laboratories	251,010	$13,677,535
Johnson & Johnson	282,880	17,776,179
Merck & Co., Inc.	24,400	883,524
Pfizer, Inc.	573,816	10,426,237
Teva Pharmaceutical Industries Ltd., ADR	121,840	6,431,934

		$49,195,409

Pollution Control – 0.4%
Republic Services, Inc.	108,412	$3,057,218

Precious Metals & Minerals – 0.4%
Goldcorp, Inc.	16,840	$707,280
Teck Resources Ltd., “B” (a)	64,860	2,242,507

		$2,949,787

Printing & Publishing – 0.2%
Moody’s Corp.	72,930	$1,694,164

Railroad & Shipping – 1.0%
Canadian National Railway Co.	103,470	$5,442,522
Union Pacific Corp.	38,910	2,461,447

		$7,903,969

Real Estate – 1.8%
Annaly Mortgage Management, Inc., REIT	242,830	$4,470,500
Entertainment Property Trust, REIT	184,630	5,832,462
Kilroy Realty Corp., REIT	72,770	2,192,560
Mack-Cali Realty Corp., REIT	70,600	2,166,714

		$14,662,236

Restaurants – 0.2%
P.F. Chang’s China Bistro, Inc. (a)	54,900	$1,790,838

Specialty Chemicals – 1.5%
Praxair, Inc.	99,270	$8,143,118
Rockwood Holdings, Inc. (a)	181,760	4,091,418

		$12,234,536

Specialty Stores – 3.5%
Abercrombie & Fitch Co., “A”	116,150	$4,637,870
Advance Auto Parts, Inc.	72,410	2,845,713
Amazon.com, Inc. (a)	29,670	4,032,450
GameStop Corp., “A” (a)	160,140	3,909,017
Home Depot, Inc.	231,120	6,323,443
Limited Brands, Inc.	155,440	2,578,750
Staples, Inc.	132,490	3,089,667

		$27,416,910

Telecommunications - Wireless – 0.1%
Sprint Nextel Corp. (a)	203,490	$754,948

Telephone Services – 2.9%
American Tower Corp., “A” (a)	94,670	$3,873,896
AT&T, Inc.	567,900	15,299,226
CenturyTel, Inc.	114,620	4,079,326

		$23,252,448

Tobacco – 1.7%
Lorillard, Inc.	22,720	$1,770,115
Philip Morris International, Inc.	237,530	11,422,818

		$13,192,933

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer			Shares/Par	Value ($)
Common Stocks – continued
Trucking – 1.4%
Atlas Air Worldwide Holdings, Inc. (a)			80,060	$2,345,758
Expeditors International of Washington, Inc.			104,300	3,330,299
FedEx Corp.			20,430	1,725,314
Landstar System, Inc.			101,450	3,786,114

				$11,187,485

Utilities - Electric Power – 3.2%
American Electric Power Co., Inc.			121,810	$3,921,064
CMS Energy Corp.			224,677	3,199,400
Dominion Resources, Inc.			55,920	2,034,370
NRG Energy, Inc. (a)			44,770	1,071,794
PG&E Corp.			84,470	3,576,460
PPL Corp.			116,130	3,544,288
Progress Energy, Inc.			58,590	2,290,283
Public Service Enterprise Group, Inc.			94,080	2,950,349
Wisconsin Energy Corp.			65,200	2,940,520

				$25,528,528

Total Common Stocks				$784,755,796

	Strike Price	First Exercise
Warrants – 0.0%
Medical Equipment – 0.0%
NxStage Medical, Inc. (1 share for 1 warrant) (a)(z)	$5.50	5/23/08	68,480	$225,657

Issuer			Shares/Par	Value ($)
Money Market Funds (v) – 0.1%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value			564,602	$564,602

Collateral for Securities Loaned – 0.1%
Navigator Securities Lending Prime Portfolio, at Net Asset Value			775,166	$775,166

Total Investments				$786,321,221

Other Assets, Less Liabilities – 1.0%				7,629,357

Net Assets – 100.0%				$793,950,578

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At November 30, 2009, the value of securities pledged amounted to $173,355. At November 30, 2009, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.
(w)	When-issued security. At November 30, 2009, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Euro Dekania Ltd.	3/08/07 - 6/25/07	$8,173,430	$923,599
NxStage Medical, Inc. (Warrants)	5/22/08	187,933	225,657
NxStage Medical, Inc.	5/22/08	1,352,874	2,318,048

Total Restricted Securities			$3,467,304
% of Net Assets			0.4%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Core Equity Fund

Supplemental Information (Unaudited) 11/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of November 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$757,573,386	$2,543,705	$—	$760,117,091
Canada	16,593,452	—	—	16,593,452
Israel	6,431,934	—	—	6,431,934
United Kingdom	—	—	923,599	923,599
Panama	915,377	—	—	915,377
Mutual Funds	1,339,768	—	—	1,339,768

Total Investments	$782,853,917	$2,543,705	$923,599	$786,321,221

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

MFS Core Equity Fund

Supplemental Information (Unaudited) 11/30/09 – continued

(1) Investment Valuations - continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 08/31/09	$1,218,717
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(295,118)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 11/30/09	$923,599

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$782,823,509

Gross unrealized appreciation	$74,150,218
Gross unrealized depreciation	(70,652,506)

Net unrealized appreciation (depreciation)	$3,497,712

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,482,922	33,065,258	(34,983,578)	564,602

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,186	$564,602

MFS® Core Growth Fund

11/30/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09

Issuer	Shares/Par	Value ($)
Common Stocks – 96.9%
Aerospace – 2.4%
Goodrich Corp.	96,400	$5,720,376
Precision Castparts Corp.	116,600	12,089,088
United Technologies Corp.	325,930	21,915,533

		$39,724,997

Alcoholic Beverages – 0.3%
Anheuser-Busch InBev N.V., ADR (a)	100,200	$5,039,058

Apparel Manufacturers – 1.2%
Coach, Inc.	71,200	$2,474,200
NIKE, Inc., “B”	270,370	17,544,309

		$20,018,509

Biotechnology – 2.8%
Amgen, Inc. (a)	208,800	$11,765,880
Celgene Corp. (a)	128,340	7,116,453
Genzyme Corp. (a)	239,340	12,134,538
Gilead Sciences, Inc. (a)	361,160	16,631,418

		$47,648,289

Broadcasting – 1.0%
Discovery Communications, Inc., “A” (a)	314,100	$10,035,495
Walt Disney Co.	221,130	6,682,549

		$16,718,044

Brokerage & Asset Managers – 2.5%
Affiliated Managers Group, Inc. (a)	36,740	$2,395,815
Charles Schwab Corp.	645,370	11,829,632
CME Group, Inc.	60,253	19,776,842
Franklin Resources, Inc.	81,200	8,772,036

		$42,774,325

Business Services – 4.6%
Accenture Ltd., “A”	334,800	$13,740,192
Cognizant Technology Solutions Corp., “A” (a)	375,900	16,513,287
MasterCard, Inc., “A”	66,470	16,009,964
Visa, Inc., “A”	324,480	26,282,880
Western Union Co.	225,000	4,151,250

		$76,697,573

Cable TV – 1.3%
DIRECTV Group, Inc. (a)	698,100	$22,080,903

Chemicals – 3.2%
3M Co.	222,810	$17,254,406
Celanese Corp.	84,700	2,520,672
Ecolab, Inc.	128,250	5,759,708
Monsanto Co.	352,940	28,499,905

		$54,034,691

Computer Software – 5.6%
Adobe Systems, Inc. (a)	689,150	$24,175,382
Check Point Software Technologies Ltd. (a)	185,400	5,856,786
Citrix Systems, Inc. (a)	172,100	6,570,778
Microsoft Corp.	1,296,630	38,133,888
Oracle Corp.	872,516	19,265,153

		$94,001,987

Computer Software - Systems – 8.2%
Apple, Inc. (a)	326,840	$65,338,584
Dell, Inc. (a)	234,500	3,311,140
EMC Corp. (a)	1,087,850	18,308,516

1

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Hewlett-Packard Co.	535,140	$26,253,968
International Business Machines Corp.	186,550	23,570,593

		$136,782,801

Consumer Products – 2.4%
Avon Products, Inc.	638,500	$21,868,625
Colgate-Palmolive Co.	219,150	18,450,239

		$40,318,864

Consumer Services – 1.4%
Apollo Group, Inc., “A” (a)	59,420	$3,391,099
DeVry, Inc.	135,150	7,341,348
Priceline.com, Inc. (a)	61,330	13,131,980

		$23,864,427

Electrical Equipment – 1.8%
Danaher Corp.	329,710	$23,383,033
Tyco Electronics Ltd.	287,170	6,665,216

		$30,048,249

Electronics – 2.5%
Corning, Inc.	563,800	$9,404,184
Intel Corp.	761,160	14,614,272
Marvell Technology Group Ltd. (a)	211,530	3,261,793
Samsung Electronics Co. Ltd.	13,209	8,178,947
Texas Instruments, Inc.	264,300	6,684,147

		$42,143,343

Energy - Independent – 2.7%
Anadarko Petroleum Corp.	122,700	$7,304,331
Noble Energy, Inc.	112,600	7,347,150
Occidental Petroleum Corp.	204,100	16,489,239
Southwestern Energy Co. (a)	327,500	14,396,900

		$45,537,620

Entertainment – 0.8%
DreamWorks Animation, Inc., “A” (a)	386,390	$12,932,473

Food & Beverages – 4.6%
Coca-Cola Co.	443,140	$25,347,608
Mead Johnson Nutrition Co., “A” (l)	166,800	7,317,516
Nestle S.A.	339,468	16,046,534
PepsiCo, Inc.	457,660	28,475,605

		$77,187,263

Food & Drug Stores – 1.3%
Walgreen Co.	577,900	$22,474,531

Furniture & Appliances – 0.1%
Whirlpool Corp.	22,600	$1,676,016

Gaming & Lodging – 2.1%
Carnival Corp. (a)	208,500	$6,678,255
International Game Technology	750,130	14,169,956
Royal Caribbean Cruises Ltd. (a)	436,600	10,727,262
Sands China Ltd. (a)	2,625,600	3,157,475

		$34,732,948

General Merchandise – 2.2%
Target Corp.	229,440	$10,682,726
Wal-Mart Stores, Inc.	478,310	26,091,811

		$36,774,537

2

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 1.5%
Aflac, Inc.	326,390	$15,023,732
Verisk Analytics, Inc. (a)	349,710	9,410,696

		$24,434,428

Internet – 4.5%
Google, Inc., “A” (a)	129,585	$75,548,055

Leisure & Toys – 0.1%
Activision Blizzard, Inc. (a)	219,200	$2,496,688

Machinery & Tools – 0.5%
Bucyrus International, Inc.	158,600	$8,213,894

Major Banks – 2.2%
Bank of America Corp.	480,100	$7,609,585
Goldman Sachs Group, Inc.	63,290	10,737,781
JPMorgan Chase & Co.	358,940	15,251,361
Morgan Stanley	81,200	2,564,296

		$36,163,023

Medical & Health Technology & Services – 3.1%
Express Scripts, Inc. (a)	268,990	$23,079,342
Lincare Holdings, Inc. (a)	288,500	10,247,520
Medco Health Solutions, Inc. (a)	295,050	18,635,358

		$51,962,220

Medical Equipment – 4.9%
Baxter International, Inc.	107,410	$5,859,216
Covidien PLC	491,400	23,007,348
Medtronic, Inc.	709,360	30,105,238
St. Jude Medical, Inc. (a)	339,220	12,452,766
Thermo Fisher Scientific, Inc. (a)	225,630	10,656,505

		$82,081,073

Metals & Mining – 0.4%
Freeport-McMoRan Copper & Gold, Inc. (a)	83,600	$6,922,080

Network & Telecom – 4.9%
Cisco Systems, Inc. (a)	1,935,440	$45,289,296
Juniper Networks, Inc. (a)	499,700	13,057,161
QUALCOMM, Inc.	521,940	23,487,300

		$81,833,757

Oil Services – 1.4%
Halliburton Co.	349,400	$10,258,384
National Oilwell Varco, Inc.	37,900	1,630,458
Schlumberger Ltd.	89,100	5,692,599
Transocean, Inc. (a)	77,090	6,582,715

		$24,164,156

Other Banks & Diversified Financials – 1.0%
American Express Co.	396,100	$16,568,863

Pharmaceuticals – 4.2%
Abbott Laboratories	499,760	$27,231,922
Allergan, Inc.	271,520	15,783,458
Inverness Medical Innovations, Inc. (a)	140,900	5,924,845
Shire PLC, ADR	86,600	5,098,142
Teva Pharmaceutical Industries Ltd., ADR	322,110	17,004,187

		$71,042,554

Precious Metals & Minerals – 0.8%
Gold Fields Ltd., ADR	347,800	$5,140,484

3

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Precious Metals & Minerals – continued
Teck Resources Ltd., “B” (a)	242,000	$8,426,440

		$13,566,924

Printing & Publishing – 0.6%
McGraw-Hill Cos., Inc.	113,200	$3,391,472
Moody’s Corp.	253,900	5,898,097

		$9,289,569

Railroad & Shipping – 1.0%
Union Pacific Corp.	261,690	$16,554,509

Restaurants – 1.1%
McDonald’s Corp.	225,340	$14,252,755
Starbucks Corp. (a)	164,000	3,591,600

		$17,844,355

Specialty Chemicals – 1.5%
Air Products & Chemicals, Inc.	107,490	$8,914,146
Praxair, Inc.	200,260	16,427,328

		$25,341,474

Specialty Stores – 4.9%
Amazon.com, Inc. (a)	178,090	$24,204,212
GameStop Corp., “A” (a)	361,500	8,824,215
Limited Brands, Inc.	465,000	7,714,350
Lowe’s Cos., Inc.	154,000	3,358,740
Nordstrom, Inc.	145,720	4,874,334
Staples, Inc.	592,110	13,808,005
Tiffany & Co.	87,200	3,721,696
TJX Cos., Inc.	429,780	16,494,956

		$83,000,508

Telephone Services – 1.4%
American Tower Corp., “A” (a)	569,690	$23,311,715

Tobacco – 1.1%
Philip Morris International, Inc.	388,820	$18,698,354

Trucking – 0.4%
FedEx Corp.	71,300	$6,021,285

Utilities - Electric Power – 0.4%
AES Corp. (a)	568,860	$7,247,276

Total Common Stocks		$1,625,518,208

Money Market Funds (v) – 2.9%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value	47,844,585	$47,844,585

Collateral for Securities Loaned – 0.3%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	5,687,455	$5,687,455

Total Investments		$1,679,050,248

Other Assets, Less Liabilities – (0.1)%		(1,140,489)

Net Assets – 100.0%		$1,677,909,759

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

4

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Core Growth Fund

Supplemental Information (Unaudited) 11/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of November 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,625,518,208	$—	$—	$1,625,518,208
Mutual Funds	53,532,040	—	—	53,532,040

Total Investments	$1,679,050,248	$—	$—	$1,679,050,248

For further information regarding security characteristics, see the Portfolio of Investments.

6

MFS Core Growth Fund

Supplemental Information (Unaudited) 11/30/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,672,435,215

Gross unrealized appreciation	$38,505,486
Gross unrealized depreciation	(31,890,453)

Net unrealized appreciation (depreciation)	$6,615,033

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Fund	76,236,576	181,099,159	(209,491,150)	47,844,585

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Fund	$—	$—	$22,445	$47,844,585

7

MFS® Cash Reserve Fund

11/30/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Cash Reserve Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09

Issuer	Shares/Par	Value ($)
Certificates of Deposit – 17.9%
Major Banks – 14.4%
Abbey National Treasury Services PLC (U.S. Branch), 0.17%, due 12/21/09	$17,125,000	$17,125,000
BNP Paribas Finance, Inc., 0.25%, due 12/04/09	18,600,000	18,600,000
Credit Agricole S.A., 0.6%, due 5/18/10	16,000,000	16,000,000
Credit Suisse New York, 0.82%, due 8/02/10	2,800,000	2,800,000
Credit Suisse New York, 0.88%, due 8/02/10	16,400,000	16,400,000
Royal Bank of Canada, 0.24%, due 4/26/10	11,700,000	11,700,000

		$82,625,000

Other Banks & Diversified Financials – 3.5%
Nordea Bank Finland PLC (New York), 0.83%, due 7/15/10	$7,200,000	$7,200,000
Nordea Bank Finland PLC (New York), 0.83%, due 7/15/10	12,600,000	12,600,000

		$19,800,000

Total Certificates of Deposit, at Amortized Cost and Value		$102,425,000

Commercial Paper (y) – 43.7%
Computer Software – 1.0%
Microsoft Corp., 0.07%, due 12/29/09 (t)	$2,955,000	$2,954,839
Microsoft Corp., 0.1%, due 1/12/10 (t)	2,946,000	2,945,656

		$5,900,495

Financial Institutions – 2.5%
General Electric Capital Corp., 0.17%, due 12/16/09	$14,531,000	$14,529,971

Food & Beverages – 3.0%
Coca-Cola Co., 0.21%, due 1/15/10 (t)	$9,000,000	$8,997,638
Coca-Cola Co., 0.22%, due 5/17/10 (t)	8,390,000	8,381,438

		$17,379,076

Major Banks – 21.1%
ANZ National (International) Ltd., 0.84%, due 6/25/10	$14,560,000	$14,490,015
Bank of America Corp., 0.24%, due 12/23/09	18,262,000	18,259,322
CBA Delaware Finance, Inc., 0.31%, due 3/25/10	18,320,000	18,302,016
Goldman Sachs Group, Inc., 0.13%, due 1/05/10	6,575,000	6,574,169
JPMorgan Chase Funding, Inc., 0.23%, due 12/01/09	13,000,000	13,000,000
JPMorgan Chase Funding, Inc., 0.25%, due 4/19/10	4,864,000	4,859,305
Societe Generale North America, Inc., 0.16%, due 12/01/09	8,042,000	8,042,000
Toronto Dominion HDG USA, 0.35%, due 3/15/10	7,100,000	7,092,821
Toronto Dominion HDG USA, 0.4%, due 3/15/10	9,490,000	9,479,034
Toronto Dominion HDG USA, 0.6%, due 4/09/10	2,050,000	2,045,593
Westpac Banking Corp., 0.17%, due 12/03/09	18,095,000	18,094,829

		$120,239,104

Other Banks & Diversified Financials – 9.9%
Citigroup Funding, Inc., 0.23%, due 12/07/09	$18,112,000	$18,111,306
HSBC USA, Inc., 0.23%, due 12/09/09	18,560,000	18,559,051
Rabobank USA Financial Corp., 0.4%, due 1/15/10	19,978,000	19,968,011

		$56,638,368

Pharmaceuticals – 3.1%
Johnson & Johnson, 0.09%, due 1/25/10 (t)	$17,438,000	$17,435,602

Retailers – 3.1%
Wal-Mart Stores, Inc., 0.11%, due 12/07/09 (t)	$17,662,000	$17,661,675

Total Commercial Paper, at Amortized Cost and Value		$249,784,291

U.S. Government Agencies and Equivalents (y) – 13.8%
Fannie Mae, 0.145%, due 5/26/10	$17,230,000	$17,217,786
Farmer Mac, 0.06%, due 12/11/09	14,537,000	14,536,758
Farmer Mac, 0.08%, due 12/21/09	4,067,000	4,066,819
Federal Home Loan Bank, 0.145%, due 5/26/10	17,200,000	17,187,807
Freddie Mac, 0.05%, due 12/16/09	2,554,000	2,553,947

1

MFS Cash Reserve Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – continued
Freddie Mac, 0.05%, due 12/08/09	$1,700,000	$1,699,983
Freddie Mac, 0.07%, due 12/24/09	17,700,000	17,699,208
Freddie Mac, 0.12%, due 2/16/10	3,874,000	3,873,006

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$78,835,314

Repurchase Agreements – 23.1%
Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $57,171,238 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $58,314,606 in a jointly traded account)	$57,171,000	$57,171,000
Goldman Sachs, 0.16%, dated 11/30/09, due 12/01/09, total to be received $57,171,254 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $58,314,518 in a jointly traded account)	57,171,000	57,171,000
Morgan Stanley, 0.12%, dated 11/30/09, due 12/01/09, total to be received $17,546,058 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $17,941,141 in a jointly traded account)	17,546,000	17,546,000

Total Repurchase Agreements, at Cost and Value		$131,888,000

Floating Rate Demand Notes – 1.7%
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.18%, due 12/1/09	$9,700,000	$9,700,000

Total Investments, at Amortized Cost and Value		$572,632,605
Other Assets, Less Liabilities – (0.2)%		(1,348,946)

Net Assets – 100.0%		$571,283,659

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

The cost of investments for federal income tax purposes is $572,632,605.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Cash Reserve Fund

Supplemental Information (Unaudited) 11/30/09

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument. Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of November 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$572,632,605	$—	$572,632,605

For further information regarding security characteristics, see the Portfolio of Investments

3

MFS® New Discovery Fund

11/30/09
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09

Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace – 0.7%
HEICO Corp.	76,590	$2,868,290
HEICO Corp., “A”	49,410	1,579,638

		$4,447,928

Apparel Manufacturers – 0.4%
Stella International Holdings	1,202,500	$2,252,927

Biotechnology – 2.4%
AMAG Pharmaceuticals, Inc. (a)	45,270	$1,692,645
Gen-Probe, Inc. (a)	225,630	9,406,515
Luminex Corp. (a)	276,730	3,791,201

		$14,890,361

Brokerage & Asset Managers – 1.2%
Penson Worldwide, Inc. (a)	336,210	$3,015,804
Thomas Weisel Partners Group (a)	170,378	766,701
TradeStation Group, Inc. (a)	465,220	3,424,019

		$7,206,524

Business Services – 6.2%
Concur Technologies, Inc. (a)	179,970	$6,669,688
Constant Contact, Inc. (a)	260,940	4,660,388
Copart, Inc. (a)	254,410	8,247,972
CoStar Group, Inc. (a)	257,170	10,217,364
Kroton Educacional S.A., IEU	265,310	2,705,240
Ultimate Software Group, Inc. (a)	231,920	6,245,606

		$38,746,258

Chemicals – 1.0%
Intrepid Potash, Inc. (a)	213,420	$6,496,505

Computer Software – 4.3%
Akamai Technologies, Inc. (a)	94,150	$2,259,600
ANSYS, Inc. (a)	55,540	2,162,728
Autonomy Corp. PLC (a)	212,280	5,003,381
Blackboard, Inc. (a)	168,270	7,021,907
Salesforce.com, Inc. (a)	104,640	6,558,835
SolarWinds, Inc. (a)	200,070	3,711,299

		$26,717,750

Computer Software - Systems – 2.6%
LogMeIn, Inc. (a)	55,660	$992,418
MICROS Systems, Inc. (a)	329,000	9,231,740
PROS Holdings, Inc. (a)	397,390	3,099,642
SuccessFactors, Inc. (a)	183,860	2,768,932

		$16,092,732

Consumer Products – 1.9%
Colgate-Palmolive (India) Ltd.	232,395	$3,434,840
Dabur India Ltd.	617,230	2,093,261
Hengan International Group Co. Ltd.	356,000	2,556,293
Natura Cosmeticos S.A.	216,650	4,140,477

		$12,224,871

Consumer Services – 2.7%
Anhanguera Educacional Participacoes S.A., IEU (a)	220,900	$3,056,486
Archipelago Learning, Inc. (a)	166,150	3,073,775
Capella Education Co. (a)	80,010	5,703,113
Strayer Education, Inc.	26,620	5,257,450

		$17,090,824

1

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 1.0%
Houston Wire & Cable Co.	235,190	$2,612,961
Mettler-Toledo International, Inc. (a)	34,200	3,402,216

		$6,015,177

Electronics – 7.3%
ARM Holdings PLC	3,695,910	$9,454,842
CEVA, Inc. (a)	259,200	3,017,088
Hittite Microwave Corp. (a)	288,370	10,877,316
NetLogic Microsystems, Inc. (a)	129,620	5,288,496
Silicon Laboratories, Inc. (a)	202,140	8,536,372
Stratasys, Inc. (a)	126,180	1,873,773
Tessera Technologies, Inc. (a)	286,360	6,778,141

		$45,826,028

Engineering - Construction – 2.1%
North American Energy Partners, Inc. (a)	1,055,590	$6,734,664
Team, Inc. (a)	380,785	6,244,874

		$12,979,538

Entertainment – 0.3%
TiVo, Inc. (a)	205,150	$2,030,985

Food & Beverages – 2.0%
J.M. Smucker Co.	82,260	$4,859,921
Mead Johnson Nutrition Co., “A” (l)	181,390	7,957,579

		$12,817,500

Gaming & Lodging – 2.6%
International Game Technology	304,170	$5,745,771
Orient-Express Hotels Ltd., “A” (a)	280,600	2,345,816
WMS Industries, Inc. (a)	217,950	8,473,896

		$16,565,483

Health Maintenance Organizations – 0.6%
OdontoPrev S.A.	114,500	$3,717,744

Insurance – 2.1%
PICO Holdings, Inc. (a)	136,140	$4,076,032
Verisk Analytics, Inc. (a)	345,690	9,302,518

		$13,378,550

Internet – 4.1%
Dealertrack Holdings, Inc. (a)	220,390	$3,759,853
GSI Commerce, Inc. (a)	150,260	3,356,808
Rackspace Hosting, Inc. (a)	464,810	8,603,633
TechTarget, Inc. (a)	902,160	5,277,636
Vocus, Inc. (a)	299,190	4,888,765

		$25,886,695

Machinery & Tools – 5.3%
Bucyrus International, Inc.	59,750	$3,094,453
Colfax Corp. (a)	347,330	4,313,839
FreightCar America, Inc.	126,040	2,300,230
Jain Irrigation Systems Ltd.	228,712	4,433,500
Kennametal, Inc.	150,380	3,383,550
Polypore International, Inc. (a)	377,297	4,440,786
Ritchie Bros. Auctioneers, Inc. (l)	283,830	6,760,831
RTI International Metals, Inc. (a)	229,840	4,553,130

		$33,280,319

Medical & Health Technology & Services – 11.8%
Allscripts Healthcare Solutions, Inc. (a)	150,980	$2,898,816

2

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
athenahealth, Inc. (a)	136,800	$5,731,920
Cerner Corp. (a)	56,650	4,265,179
DaVita, Inc. (a)	83,800	4,964,312
Diagnosticos da America S.A. (a)	214,400	6,643,896
Healthcare Services Group, Inc.	391,410	7,706,863
IDEXX Laboratories, Inc. (a)	148,480	7,431,424
IPC The Hospitalist Co., Inc. (a)	191,617	6,028,271
Lincare Holdings, Inc. (a)	327,800	11,643,456
Medassets, Inc. (a)	233,170	5,442,188
MEDNAX, Inc. (a)	83,170	4,674,986
MWI Veterinary Supply, Inc. (a)	109,576	4,064,174
Phase Forward, Inc. (a)	170,300	2,598,778

		$74,094,263

Medical Equipment – 10.8%
AGA Medical Holdings, Inc. (a)	338,850	$4,228,848
AtriCure, Inc. (a)	91,030	496,114
Conceptus, Inc. (a)	272,270	4,609,531
DENTSPLY International, Inc.	129,670	4,320,604
DexCom, Inc. (a)	803,970	5,828,783
Edwards Lifesciences Corp. (a)	69,530	5,720,928
Insulet Corp. (a)	236,370	2,897,896
Intuitive Surgical, Inc. (a)	17,620	4,943,115
Mindray Medical International Ltd., ADR	281,540	8,525,031
NxStage Medical, Inc. (a)	830,921	5,625,335
Orthovita, Inc. (a)	1,145,940	4,136,843
ResMed, Inc. (a)	106,130	5,335,155
Thoratec Corp. (a)	169,210	5,040,766
Volcano Corp. (a)	404,760	5,962,115

		$67,671,064

Metals & Mining – 1.0%
Globe Specialty Metals, Inc. (a)	418,360	$3,497,490
Iluka Resources Ltd. (a)	936,900	3,059,782

		$6,557,272

Network & Telecom – 2.9%
Ciena Corp. (a)	655,200	$7,960,680
Fortinet, Inc. (a)	303,830	5,162,072
Polycom, Inc. (a)	235,210	5,071,128

		$18,193,880

Oil Services – 1.3%
Dresser-Rand Group, Inc. (a)	131,040	$3,679,603
Exterran Holdings, Inc. (a)	215,130	4,506,974

		$8,186,577

Other Banks & Diversified Financials – 2.7%
City National Corp.	92,710	$3,658,337
Metro Bancorp, Inc. (a)	236,030	2,518,440
Ocwen Financial Corp. (a)	317,240	2,956,677
Signature Bank (a)	157,440	4,877,491
TCF Financial Corp.	242,290	3,183,691

		$17,194,636

Personal Computers & Peripherals – 0.8%
Nuance Communications, Inc. (a)	329,079	$4,998,710

Pharmaceuticals – 1.2%
Eurand N.V. (a)	292,170	$3,491,432

3

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer			Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Genomma Lab Internacional S.A., “B” (a)			1,284,500	$2,453,525
Inspire Pharmaceuticals, Inc. (a)			252,760	1,471,063

				$7,416,020

Precious Metals & Minerals – 0.5%
Lynas Corp. Ltd. (a)(l)			6,007,153	$3,292,902

Printing & Publishing – 2.7%
MSCI, Inc., “A” (a)			319,480	$9,734,556
VistaPrint Ltd. (a)			128,260	7,314,668

				$17,049,224

Railroad & Shipping – 0.4%
Diana Shipping, Inc. (a)			174,880	$2,719,384

Restaurants – 2.7%
McCormick & Schmick’s Seafood Restaurant, Inc. (a)			550,906	$3,410,108
P.F. Chang’s China Bistro, Inc. (a)			245,670	8,013,755
Peet’s Coffee & Tea, Inc. (a)			90,670	2,952,215
Red Robin Gourmet Burgers, Inc. (a)			157,190	2,453,736

				$16,829,814

Specialty Chemicals – 1.2%
Asian Paints Ltd.			80,878	$2,928,994
Rockwood Holdings, Inc. (a)			204,300	4,598,793

				$7,527,787

Specialty Stores – 4.1%
Citi Trends, Inc. (a)			208,070	$5,676,150
Ctrip.com International Ltd., ADR (a)			74,510	5,465,309
Dufry South America Ltd., BDR			119,940	2,418,614
Overstock.com, Inc. (a)			210,400	3,076,048
Rue21, Inc. (a)			105,310	2,602,210
Titan Machinery, Inc. (a)			409,150	4,594,755
Zumiez, Inc. (a)			163,497	1,787,022

				$25,620,108

Telecommunications - Wireless – 1.1%
SBA Communications Corp. (a)			210,350	$6,739,614

Trucking – 3.5%
Atlas Air Worldwide Holdings, Inc. (a)			255,600	$7,489,080
Landstar System, Inc.			229,330	8,558,596
Old Dominion Freight Lines, Inc. (a)			225,850	5,980,508

				$22,028,184

Total Common Stocks				$624,784,138

	Strike Price	First Exercise
Warrants – 0.0%
Alcoholic Beverages – 0.0%
Castle Brands, Inc. (1 share for 1 warrant) (a)(z)	$6.57	5/08/07	110,880	$3,080

Issuer/Expiration Date/Strike Price			Number of Contracts	Value ($)
Call Options Purchased – 0.2%
Human Genome Sciences, Inc., January 2010 @ $30.00			2,749	$412,350
Human Genome Sciences, Inc., January 2010 @ $25.00			2,328	931,200

Total Call Options Purchased				$1,343,550

Issuer			Shares/Par	Value ($)
Money Market Funds (v) – 0.3%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value			1,920,927	$1,920,927

4

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 1.4%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	8,729,497	$8,729,497

Total Investments		$636,781,192
Other Assets, Less Liabilities – (1.4)%		(8,487,211)

Net Assets – 100.0%		$628,293,981

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Castle Brands, Inc. (Warrants)	4/18/07	$155,725	$3,080
% of Net Assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
BDR	Brazilian Depository Receipt
IEU	International Equity Unit
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS New Discovery Fund

Supplemental Information (Unaudited) 11/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

6

MFS New Discovery Fund

Supplemental Information (Unaudited) 11/30/09 - continued

The following is a summary of the levels used as of November 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$528,784,333	$3,080	$—	$528,787,413
Brazil	20,263,844	—	—	20,263,844
China	16,546,633	—	—	16,546,633
United Kingdom	—	14,458,223	—	14,458,223
Canada	13,495,495	—	—	13,495,495
India	5,528,101	7,362,494	—	12,890,595
Australia	—	6,352,684	—	6,352,684
Netherlands	3,491,432	—	—	3,491,432
Greece	2,719,384	—	—	2,719,384
Other Countries	7,125,065	—	—	7,125,065
Mutual Funds	10,650,424	—	—	10.650,424

Total Investments	$608,604,711	$28,176,481	$—	$636,781,192

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$563,802,867

Gross unrealized appreciation	$91,982,894
Gross unrealized depreciation	(19,004,569)

Net unrealized appreciation (depreciation)	$72,978,325

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Fund	4,462,053	51,005,474	(53,546,600)	1,920,927

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Fund	$—	$—	$1,390	$1,920,927

7

MFS® Research International Fund

11/30/09
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Research International Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09

Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Alcoholic Beverages – 1.0%
Heineken N.V.	848,150	$39,887,291

Apparel Manufacturers – 2.0%
Li & Fung Ltd.	4,242,000	$17,077,361
LVMH Moet Hennessy Louis Vuitton S.A. (l)	599,020	62,550,875

		$79,628,236

Automotive – 0.7%
Bridgestone Corp.	1,748,500	$27,446,426

Biotechnology – 0.5%
Actelion Ltd. (a)	314,084	$18,480,128

Broadcasting – 1.8%
Grupo Televisa S.A., ADR	702,040	$14,440,963
WPP Group PLC	6,203,525	58,274,391

		$72,715,354

Brokerage & Asset Managers – 2.5%
Aberdeen Asset Management PLC	5,805,740	$13,448,447
Daiwa Securities Group, Inc.	1,854,000	9,889,371
Deutsche Boerse AG	472,790	39,393,369
Hong Kong Exchanges & Clearing Ltd.	1,283,900	22,894,688
Nomura Holdings, Inc.	1,902,600	13,630,422

		$99,256,297

Business Services – 1.7%
Mitsubishi Corp.	1,676,400	$37,817,908
Nomura Research, Inc.	1,340,900	28,263,764

		$66,081,672

Chemicals – 0.2%
Monsanto Co.	111,730	$9,022,198

Computer Software - Systems – 1.7%
Acer, Inc.	12,650,770	$31,490,310
Konica Minolta Holdings, Inc.	1,830,000	16,851,920
Ricoh Co. Ltd.	1,569,000	20,640,355

		$68,982,585

Conglomerates – 4.8%
Hutchison Whampoa Ltd.	4,523,000	$30,581,119
Keppel Corp. Ltd.	9,023,000	52,935,868
Siemens AG	781,420	76,752,248
Tomkins PLC	11,822,060	33,625,208

		$193,894,443

Construction – 1.2%
Corporacion Moctezuma S.A. de C.V.	1,277,500	$3,260,126
Duratex S.A.	1,872,063	16,497,189
Geberit AG	126,854	21,873,775
Urbi Desarrollos Urbanos S.A. de C.V. (a)	3,909,200	7,947,636

		$49,578,726

Consumer Products – 1.8%
Hengan International Group Co. Ltd.	2,914,000	$20,924,265
Kimberly-Clark de Mexico S.A. de C.V., “A”	3,438,680	14,431,487
Reckitt Benckiser Group PLC	753,260	38,480,466

		$73,836,218

Electrical Equipment – 1.3%
Legrand S.A.	280,640	$7,709,427

1

MFS Research International Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
Schneider Electric S.A.	403,253	$44,464,419

		$52,173,846

Electronics – 2.8%
ARM Holdings PLC	5,281,640	$13,511,441
Samsung Electronics Co. Ltd.	47,132	29,183,901
Taiwan Semiconductor Manufacturing Co. Ltd.	36,878,326	70,022,863

		$112,718,205

Energy - Independent – 1.6%
CNOOC Ltd.	7,147,000	$11,069,586
INPEX Corp.	3,175	24,756,478
Nexen, Inc.	464,800	10,935,175
Tullow Oil PLC	880,431	17,984,278

		$64,745,517

Energy - Integrated – 6.7%
Eni S.p.A.	910,120	$22,576,363
Marathon Oil Corp.	424,830	13,857,955
Petroleo Brasileiro S.A., ADR	166,850	8,556,068
Royal Dutch Shell PLC, “A”	3,695,180	109,583,832
Suncor Energy, Inc.	274,590	9,860,679
TOTAL S.A. (l)	1,640,670	101,650,302

		$266,085,199

Engineering - Construction – 1.0%
JGC Corp.	2,152,000	$39,874,162
Food & Beverages – 4.2%
Groupe Danone	914,790	$54,868,767
Nestle S.A.	2,371,969	112,122,145

		$166,990,912

Food & Drug Stores – 1.0%
Lawson, Inc.	830,200	$41,041,134

Insurance – 4.4%
China Life Insurance Co. Ltd.	4,809,000	$24,075,870
ING Groep N.V. (a)	3,702,820	34,935,081
QBE Insurance Group Ltd.	1,075,584	21,909,238
SNS REAAL Groep N.V. (a)	1,554,080	11,206,381
Storebrand A.S.A. (a)	2,873,770	19,997,005
Swiss Reinsurance Co.	950,430	45,589,083
Zurich Financial Services Ltd.	90,880	19,711,210

		$177,423,868

Leisure & Toys – 0.2%
Sankyo Co. Ltd.	128,200	$7,178,815

Machinery & Tools – 1.3%
Beml Ltd.	489,844	$10,629,522
Bucyrus International, Inc.	221,300	11,461,127
Glory Ltd.	1,374,500	29,166,169

		$51,256,818

Major Banks – 9.5%
Bank of China Ltd.	77,203,000	$43,532,249
BNP Paribas	1,398,022	116,440,229
Commonwealth Bank of Australia	674,710	32,573,713
HSBC Holdings PLC	9,454,140	110,868,411
Julius Baer Group Ltd.	576,473	19,144,668
KBC Group N.V. (a)	420,738	19,088,234

2

MFS Research International Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Sumitomo Mitsui Financial Group, Inc.	1,209,900	$40,213,551

		$381,861,055

Medical Equipment – 2.0%
Smith & Nephew PLC	3,025,288	$28,865,350
Synthes, Inc.	390,010	51,292,071

		$80,157,421

Metals & Mining – 2.4%
BHP Billiton PLC	2,540,600	$78,405,320
Iluka Resources Ltd. (a)	4,810,457	15,710,267

		$94,115,587

Natural Gas - Distribution – 2.5%
GDF Suez	1,858,306	$77,599,395
Tokyo Gas Co. Ltd.	4,979,000	20,476,384

		$98,075,779

Network & Telecom – 1.1%
Nokia Oyj	3,350,000	$44,343,820

Oil Services – 0.4%
Saipem S.p.A.	503,570	$16,292,852

Other Banks & Diversified Financials – 7.8%
Aeon Credit Service Co. Ltd.	2,503,500	$25,605,211
Bank of Cyprus Public Co. Ltd.	3,674,200	26,306,508
Chiba Bank Ltd.	3,692,000	24,144,506
China Construction Bank	66,546,000	59,247,024
HDFC Bank Ltd., ADR	127,660	17,176,653
Housing Development Finance Corp. Ltd.	193,636	11,572,485
Itau Unibanco Multiplo S.A., ADR	1,076,148	23,944,293
Shinhan Financial Group Co. Ltd. (a)	595,520	23,442,823
Shizuoka Bank Ltd.	1,097,000	10,908,180
UBS AG (a)	2,588,459	40,556,041
Unione di Banche Italiane ScpA	3,428,483	47,330,345

		$310,234,069

Pharmaceuticals – 5.7%
Bayer AG	640,909	$49,287,556
Merck KGaA	470,310	44,356,076
Roche Holding AG	615,920	100,747,330
Santen, Inc.	935,500	31,655,917

		$226,046,879

Precious Metals & Minerals – 1.6%
Lihir Gold Ltd.	6,695,479	$21,971,454
Paladin Resources Ltd. (a)(l)	2,355,362	8,887,979
Teck Resources Ltd., “B” (a)	980,830	33,911,774

		$64,771,207

Printing & Publishing – 0.7%
Reed Elsevier PLC	3,806,851	$28,469,999

Railroad & Shipping – 1.3%
East Japan Railway Co.	758,200	$53,352,527

Real Estate – 0.8%
Mirvac Group	9,497,820	$13,669,800
Shimao Property Holdings Ltd.	9,756,000	18,529,986

		$32,199,786

3

MFS Research International Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer				Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 4.5%
Akzo Nobel N.V.				1,016,250	$64,775,695
Linde AG				591,580	72,846,380
Symrise AG				1,902,271	41,445,742

					$179,067,817

Specialty Stores – 1.7%
Esprit Holdings Ltd.				3,210,804	$21,584,750
Industria de Diseno Textil S.A.				695,410	44,478,369

					$66,063,119

Telecommunications - Wireless – 4.1%
America Movil S.A.B. de C.V., “L”, ADR				371,560	$17,976,073
KDDI Corp.				5,264	28,439,241
Rogers Communications, Inc., “B”				492,340	14,811,252
Vodafone Group PLC				44,755,420	101,203,930

					$162,430,496

Telephone Services – 2.1%
China Unicom Ltd.				19,932,000	$26,798,723
Royal KPN N.V.				3,172,440	56,502,932

					$83,301,655

Tobacco – 0.6%
Japan Tobacco, Inc.				8,723	$25,813,783

Trucking – 2.6%
TNT N.V.				1,991,044	$58,080,400
Yamato Holdings Co. Ltd.				3,283,200	45,135,862

					$103,216,262

Utilities - Electric Power – 2.4%
CEZ AS				352,110	$17,617,953
E.ON AG				2,018,237	80,255,082

					$97,873,035

Total Common Stocks					$3,925,985,198

	Strike Price		First Exercise
Rights – 0.2%
Insurance – 0.2%
ING Groep N.V. (6 shares for 7 rights) (a)	EUR	4.24	11/30/09	3,702,820	$9,173,956

Money Market Funds (v) – 1.1%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value				44,626,367	$44,626,367

Collateral for Securities Loaned – 2.8%
Navigator Securities Lending Prime Portfolio, at Net Asset Value				112,282,546	$112,282,546

Total Investments					$4,092,068,067

Other Assets, Less Liabilities – (2.3)%					(93,399,755)

Net Assets – 100.0%					$3,998,668,312

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Research International Fund

Supplemental Information (Unaudited) 11/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of November 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

5

MFS Research International Fund

Supplemental Information (Unaudited) 11/30/09 - continued

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$28,469,999	$604,251,074	$—	$632,721,073
Japan	193,599,013	408,703,076	—	602,302,089
France	85,308,822	379,974,592	—	465,283,414
Switzerland	304,515,449	125,001,001	—	429,516,450
Germany	125,195,187	279,141,266	—	404,336,453
Netherlands	49,061,247	225,500,489	—	274,561,736
China	193,108,118	11,069,586	—	204,177,704
Australia	30,797,218	83,925,233	—	114,722,451
Taiwan	101,513,173	—	—	101,513,173
Other Countries	367,030,418	338,994,193	—	706,024,611
Mutual Funds	156,908,913	—	—	156,908,913

Total Investments	$1,635,507,557	$2,456,560,510	$—	$4,092,068,067

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,834,036,100

Gross unrealized appreciation	$418,065,799
Gross unrealized depreciation	(160,033,832)

Net unrealized appreciation (depreciation)	$258,031,967

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Fund	101,861,738	223,464,063	(280,699,434)	44,626,367

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Fund	$—	$—	$18,483	$44,626,367

6

MFS Research International Fund

Supplemental Information (Unaudited) 11/30/09 - continued

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets and the valuation currency of each security, as of November 30, 2009, are as follows:

United Kingdom	15.8%
Japan	15.1%
France	11.7%
Switzerland	10.8%
Germany	10.1%
Netherlands	6.9%
China	5.1%
United States	4.8%
Australia	2.9%
Other Countries	16.8%

7

MFS® Technology Fund

11/30/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Technology Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09

Issuer	Shares/Par	Value ($)
Common Stocks – 95.8%
Business Services – 7.7%
Accenture Ltd., “A”	145,200	$5,959,008
Cognizant Technology Solutions Corp., “A” (a)	51,240	2,250,973
MasterCard, Inc., “A”	18,140	4,369,200

		$12,579,181

Computer Software – 16.7%
Adobe Systems, Inc. (a)	116,900	$4,100,852
Akamai Technologies, Inc. (a)	83,700	2,008,800
Blue Coat Systems, Inc. (a)	82,700	2,185,761
MicroStrategy, Inc., “A” (a)(s)	56,640	4,959,965
Oracle Corp.	403,700	8,913,696
Parametric Technology Corp. (a)	335,920	5,058,955

		$27,228,029

Computer Software - Systems – 22.6%
Apple, Inc. (a)(s)	40,140	$8,024,387
Compellent Technologies, Inc. (a)	147,700	3,067,729
Dell, Inc. (a)(s)	529,550	7,477,246
EMC Corp. (a)	152,000	2,558,160
Hewlett-Packard Co.	165,020	8,095,881
Mercadolibre, Inc. (a)	39,300	1,939,848
Nintendo Co. Ltd.	11,665	2,854,969
OpenTable, Inc. (a)	102,100	2,702,587

		$36,720,807

Consumer Services – 2.1%
Priceline.com, Inc. (a)	15,900	$3,404,508

Electrical Equipment – 2.0%
Tyco Electronics Ltd.	140,580	$3,262,862

Electronics – 15.3%
Flextronics International Ltd. (a)	431,722	$3,052,275
Intel Corp.	372,696	7,155,763
National Semiconductor Corp.	318,410	4,648,786
Samsung Electronics Co. Ltd., GDR	25,386	7,945,016
SanDisk Corp. (a)	106,900	2,108,068

		$24,909,908

Entertainment – 1.1%
TiVo, Inc. (a)	183,200	$1,813,680

Internet – 6.6%
Google, Inc., “A” (a)	15,875	$9,255,125
Tencent Holdings Ltd.	80,300	1,484,763

		$10,739,888

Leisure & Toys – 2.3%
THQ, Inc. (a)	767,700	$3,761,730

Medical & Health Technology & Services – 1.2%
Medassets, Inc. (a)	85,600	$1,997,904

Network & Telecom – 9.0%
Ciena Corp. (a)	219,560	$2,667,654
Cisco Systems, Inc. (a)	248,270	5,809,518
Fortinet, Inc. (a)	27,190	461,958
Juniper Networks, Inc. (a)	152,700	3,990,051
Palm, Inc. (a)	150,300	1,639,773

		$14,568,954

Specialty Stores – 7.1%
Amazon.com, Inc. (a)	22,400	$3,044,384

1

MFS Technology Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Ctrip.com International Ltd., ADR (a)	51,370	$3,767,990
GameStop Corp., “A” (a)	196,100	4,786,801

		$11,599,175

Telephone Services – 2.1%
American Tower Corp., “A” (a)	80,900	$3,310,428

Total Common Stocks		$155,897,054

Convertible Bonds – 3.4%
Computer Software – 1.0%
Verisign, Inc., 3.25%, 2037	$1,960,000	$1,631,700

Leisure & Toys – 2.4%
Take-Two Interactive Software, Inc., 4.375%, 2014	$1,867,000	$2,382,759
THQ, Inc., 5%, 2014 (z)	1,646,000	1,489,630

		$3,872,389

Total Convertible Bonds		$5,504,089

Money Market Funds (v) – 0.1%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value	267,466	$267,466

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
Call Options Purchased – 0.1%
Palm, Inc. - January 2010 @ $14 (a)	2,329	$83,844
Put Options Purchased – 0.5%
Broadcom Corp. - January 2010 @ $26 (a)	5,303	$371,210
Semiconductor HOLDRS Trust - January 2010 @ $26 (a)	3,397	458,595

Total Put Options Purchased		$829,805

Total Investments		$162,582,258

Issuer	Shares/Par	Value ($)
Securities Sold Short – (1.5)%
Computer Software – (1.5)%
Microsoft Corp. (a)	(83,170)	$(2,446,030)
Other Assets, Less Liabilities – 1.6%		2,584,775

Net Assets – 100.0%		$162,721,003

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At November 30, 2009, the value of the securities pledged amounted to $1,914,014.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
THQ, Inc., 5%, 2014	7/30/09 - 10/22/09	$1,647,851	$1,489,630
% of Net Assets			0.9%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Technology Fund

Supplemental Information (Unaudited) 11/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of November 30, 2009, in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$140,757,965	$—	$—	$140,757,965
South Korea	—	7,945,016	—	7,945,016
China	5,252,753	—	—	5,252,753
Japan	—	2,854,969	—	2,854,969
Corporate Bonds	—	5,504,089	—	5,504,089
Mutual Funds	267,466	—	—	267,466
Total Investments	$146,278,184	$16,304,074	$—	$162,582,258
Short Sales	$(2,446,030)	$—	$—	$(2,446,030)

For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS Technology Fund

Supplemental Information (Unaudited) 11/30/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$157,870,606

Gross unrealized appreciation	$13,450,122
Gross unrealized depreciation	(8,738,470)

Net unrealized appreciation (depreciation)	$4,711,652

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,364,705	22,088,273	(24,185,512)	267,466

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,456	$267,466

4

MFS® Value Fund

11/30/09
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09

Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Aerospace – 9.1%
Lockheed Martin Corp.	6,985,977	$539,527,004
Northrop Grumman Corp.	5,302,845	290,595,906
United Technologies Corp.	3,833,287	257,750,218

		$1,087,873,128

Alcoholic Beverages – 1.4%
Diageo PLC	9,640,789	$162,762,448

Apparel Manufacturers – 1.4%
NIKE, Inc., “B”	2,571,100	$166,838,679

Automotive – 0.4%
Johnson Controls, Inc.	1,756,745	$47,519,952

Broadcasting – 2.7%
Omnicom Group, Inc.	3,644,900	$133,840,728
Walt Disney Co.	5,748,307	173,713,838
WPP Group PLC	1,841,357	17,297,256

		$324,851,822

Business Services – 2.8%
Accenture Ltd., “A”	6,176,850	$253,497,924
Dun & Bradstreet Corp.	508,425	39,957,121
Western Union Co.	2,394,580	44,180,001

		$337,635,046

Chemicals – 2.4%
3M Co.	1,566,423	$121,303,797
PPG Industries, Inc.	2,840,007	168,781,616

		$290,085,413

Computer Software – 1.3%
Oracle Corp.	7,097,123	$156,704,476

Computer Software - Systems – 1.9%
Hewlett-Packard Co.	826,770	$40,561,336
International Business Machines Corp.	1,496,252	189,051,440

		$229,612,776

Construction – 1.4%
Black & Decker Corp.	391,380	$23,752,852
Pulte Homes, Inc.	3,807,725	34,802,607
Sherwin-Williams Co.	1,833,765	111,566,263

		$170,121,722

Consumer Products – 1.4%
Kimberly-Clark Corp.	611,510	$40,341,315
Procter & Gamble Co.	2,115,099	131,876,423

		$172,217,738

Consumer Services – 0.2%
Apollo Group, Inc., “A” (a)	339,225	$19,359,571

Electrical Equipment – 0.9%
Danaher Corp.	804,970	$57,088,472
W.W. Grainger, Inc.	501,518	48,998,309

		$106,086,781

Electronics – 1.3%
Intel Corp.	8,273,607	$158,853,254

Energy - Independent – 4.1%
Apache Corp.	1,837,380	$175,065,566
Devon Energy Corp.	1,933,597	130,227,758
EOG Resources, Inc.	1,119,340	96,811,717

1

MFS Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – continued
Occidental Petroleum Corp.	1,073,352	$86,716,108

		$488,821,149

Energy - Integrated – 8.6%
Chevron Corp.	3,451,014	$269,317,133
ConocoPhillips	1,081,610	55,994,950
Exxon Mobil Corp.	3,551,825	266,635,503
Hess Corp.	2,643,340	153,207,986
TOTAL S.A., ADR	4,386,414	272,791,087

		$1,017,946,659

Food & Beverages – 4.9%
Campbell Soup Co.	706,210	$24,696,164
General Mills, Inc.	992,970	67,521,960
J.M. Smucker Co.	799,167	47,214,786
Kellogg Co.	1,893,511	99,560,808
Nestle S.A.	4,587,763	216,861,952
PepsiCo, Inc.	1,961,883	122,068,360

		$577,924,030

Food & Drug Stores – 2.2%
CVS Caremark Corp.	4,763,552	$147,717,748
Kroger Co.	4,779,210	108,679,235

		$256,396,983

General Merchandise – 0.7%
Macy’s, Inc.	965,020	$15,739,476
Wal-Mart Stores, Inc.	1,138,490	62,104,629

		$77,844,105

Health Maintenance Organizations – 0.2%
WellPoint, Inc. (a)	453,095	$24,480,723

Insurance – 7.2%
Allstate Corp.	7,148,128	$203,078,316
Aon Corp.	2,474,830	95,850,166
Chubb Corp.	1,560,165	78,226,673
MetLife, Inc.	8,374,073	286,309,556
Prudential Financial, Inc.	1,364,420	68,016,337
Travelers Cos., Inc.	2,333,283	122,240,696

		$853,721,744

Leisure & Toys – 0.3%
Hasbro, Inc.	1,154,230	$34,222,919

Machinery & Tools – 0.8%
Eaton Corp.	1,466,267	$93,694,461

Major Banks – 12.3%
Bank of New York Mellon Corp.	12,178,418	$324,433,056
Goldman Sachs Group, Inc.	1,791,695	303,978,974
JPMorgan Chase & Co.	7,652,740	325,164,923
PNC Financial Services Group, Inc.	1,764,372	100,586,848
Regions Financial Corp.	6,327,250	37,077,685
State Street Corp.	3,806,435	157,205,765
Wells Fargo & Co.	7,598,417	213,059,613

		$1,461,506,864

Medical Equipment – 3.6%
Becton, Dickinson & Co.	1,461,985	$109,356,478
Medtronic, Inc.	3,879,720	164,655,317
St. Jude Medical, Inc. (a)	1,584,940	58,183,147

2

MFS Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Thermo Fisher Scientific, Inc. (a)	972,325	$45,922,910
Waters Corp. (a)	922,620	54,231,604

		$432,349,456

Oil Services – 0.7%
National Oilwell Varco, Inc.	1,797,470	$77,327,159

Other Banks & Diversified Financials – 0.2%
Northern Trust Corp.	565,852	$28,009,674

Pharmaceuticals – 8.3%
Abbott Laboratories	4,065,250	$221,515,472
GlaxoSmithKline PLC	2,776,182	57,494,442
Johnson & Johnson	3,689,067	231,820,970
Merck & Co., Inc.	5,312,127	192,352,119
Pfizer, Inc.	13,143,748	238,821,901
Roche Holding AG	267,515	43,757,991

		$985,762,895

Railroad & Shipping – 0.3%
Canadian National Railway Co.	626,580	$32,958,108

Specialty Chemicals – 0.9%
Air Products & Chemicals, Inc.	1,264,460	$104,861,668

Specialty Stores – 1.1%
Advance Auto Parts, Inc.	1,516,750	$59,608,275
Home Depot, Inc.	795,250	21,758,040
Staples, Inc.	2,290,365	53,411,312

		$134,777,627

Telecommunications - Wireless – 1.4%
Vodafone Group PLC	75,489,743	$170,702,424

Telephone Services – 3.5%
AT&T, Inc.	15,468,672	$416,726,024

Tobacco – 3.3%
Altria Group, Inc.	1,285,125	$24,173,201
Lorillard, Inc.	231,890	18,066,550
Philip Morris International, Inc.	7,260,399	349,152,588

		$391,392,339

Utilities - Electric Power – 5.0%
Dominion Resources, Inc.	4,561,805	$165,958,466
Entergy Corp.	922,505	72,555,018
FPL Group, Inc.	1,266,887	65,840,117
PG&E Corp.	2,595,118	109,877,296
PPL Corp.	2,767,252	84,456,531
Public Service Enterprise Group, Inc.	3,255,923	102,105,745

		$600,793,173

Total Common Stocks		$11,692,742,990

Money Market Funds (v) – 1.3%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value	155,402,525	$155,402,525

Total Investments		$11,848,145,515

Other Assets, Less Liabilities – 0.5%		62,712,284

Net Assets – 100.0%		$11,910,857,799

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

3

MFS Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Value Fund

Supplemental Information (Unaudited) 11/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of November 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$10,718,117,282	$—	$—	10,718,117,282
United Kingdom	—	408,256,570	—	408,256,570
France	272,791,087	—	—	272,791,087
Switzerland	260,619,943	—	—	260,619,943
Canada	32,958,108	—	—	32,958,108
Mutual Funds	155,402,525	—	—	155,402,525

Total Investments	$11,439,888,945	$408,256,570	$—	$11,848,145,515

For further information regarding security characteristics, see the Portfolio of Investments.

5

MFS Value Fund

Supplemental Information (Unaudited) 11/30/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$10,723,120,264

Gross unrealized appreciation	$1,464,401,177
Gross unrealized depreciation	(339,375,926)

Net unrealized appreciation (depreciation)	$1,125,025,251

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	136,700,516	806,474,797	(787,772,788)	155,402,525

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$69,253	$155,402,525

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST I

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: January 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: January 15, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 15, 2010

*	Print name and title of each signing officer under his or her signature.